OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 4:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2014	2013

Government authorities	$18,503	$19,367
Interest receivable	1,782	1,908
Prepaid expenses	11,291	11,919
Other	2,465	6,655

	$34,041	$39,849